Note 6 - Income Taxes (Details)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%